Fair Value Measurements (Narrative) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in money market mutual funds classified as cash and cash equivalents	$ 2,100,000,000	$ 422,000,000
Common stock and equivalents | U.S. Pension Benefit Plans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities lending arrangement	125,000,000	117,000,000
Common stock and equivalents | Non-U.S. Plans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities lending arrangement	8,000,000	29,000,000
Common stock and equivalents | Postretirement Health Care Plan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities lending arrangement	3,000,000	4,000,000
Government, agency, and government-sponsored enterprise obligations | U.S. Pension Benefit Plans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities lending arrangement	199,000,000	260,000,000
Government, agency, and government-sponsored enterprise obligations | Non-U.S. Plans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities lending arrangement		2,000,000
Government, agency, and government-sponsored enterprise obligations | Postretirement Health Care Plan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities lending arrangement	5,000,000	7,000,000
Corporate bonds | U.S. Pension Benefit Plans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities lending arrangement	19,000,000	17,000,000
Corporate bonds | Non-U.S. Plans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities lending arrangement	13,000,000	27,000,000
Corporate bonds | Postretirement Health Care Plan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities lending arrangement	1,000,000
Fair Value | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, Fair Value	2,500,000,000
Carrying (Reported) Amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, Fair Value	$ 2,500,000,000